CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Ordinary Shares Common Class A [Member]	Ordinary Shares Common Class B [Member]	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit).	Statutory Reserves.	Accumulated Other Comprehensive Income (Loss) Income	Non-controlling Interest	Common Class A [Member]	Common Class B [Member]	Total
Balance at the beginning at Oct. 31, 2018	$ 3,750	$ 1,250	$ 7,691,468	$ 215,053	$ 29,199	$ (467,662)	$ 478			$ 7,473,536
Balance at the beginning (in shares) at Oct. 31, 2018	3,750,000	1,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Appropriation to statutory reserve	$ 0	$ 0	0	(89,590)	89,590	0	0			0
Net income (loss) for the year	0	0	0	175,787	0	0	0			175,787
Foreign currency translation adjustment	0	0	0	0	0	(70,425)	(4)			(70,429)
Balance at the end at Oct. 31, 2019	$ 3,750	$ 1,250	7,691,468	301,250	118,789	(538,087)	474			7,578,894
Balance at the end (in shares) at Oct. 31, 2019	3,750,000	1,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution from shareholders			5,000							5,000
Appropriation to statutory reserve	$ 0	$ 0	0	(51,277)	51,277	0	0			0
Net income (loss) for the year	0	0	0	634,103	0	0	(3)			634,100
Foreign currency translation adjustment	0	0	0	0	0	420,695	24			420,719
Balance at the end at Oct. 31, 2020	$ 3,750	$ 1,250	7,696,468	884,076	170,066	(117,392)	495			8,638,713
Balance at the end (in shares) at Oct. 31, 2020	3,750,000	1,250,000						3,750,000	1,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Capital contribution from shareholders										5,000
Sales of ordinary shares from the initial public offering, net of offering costs, Value	$ 3,075	$ 0	9,883,224	0	0	0	0			9,886,299
Sales of ordinary shares from the initial public offering, net of offering costs, Shares	3,075,000
Sales of securities from the June 2021 public offering, net of offering costs, Value	$ 3,275		22,197,069							22,200,344
Sales of securities from the June 2021 public offering, net of offering costs, Shares	3,275,000
Appropriation to statutory reserve	$ 0	0	0	(29,587)	29,587	0	0			0
Net income (loss) for the year	0	0	0	(1,944,549)	0	0	(28)			(1,944,577)
Foreign currency translation adjustment	0	0	0	0	0	214,101	22			214,123
Balance at the end at Oct. 31, 2021	$ 10,100	$ 1,250	$ 39,776,761	$ (1,090,060)	$ 199,653	$ 96,709	$ 489			$ 38,994,902
Balance at the end (in shares) at Oct. 31, 2021	10,100,000	1,250,000						10,100,000	1,250,000